                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2594
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IV
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: August 31*
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2007
-------------------------------------------------------------------------------
* The MFS Municipal Bond Fund was reorganized into the MFS Municipal Income Fund, a series of the MFS Municipal Series Trust, as of June 22, 2007.

A report for the MFS Municipal Bond Fund is not included because the Fund did not have any shareholders at period end. Please see note above.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              3
------------------------------------------------------------------
EXPENSE TABLES                                                   4
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PORTFOLIO OF INVESTMENTS                                         6
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                            10
------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                        12
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             14
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            16
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NOTES TO FINANCIAL STATEMENTS                                   18
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         24
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           25
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   31
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PROXY VOTING POLICIES AND INFORMATION                           39
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  39
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FEDERAL TAX INFORMATION                                         39
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MFS(R) PRIVACY NOTICE                                           40
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CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        8/31/07
                                                                        MCM-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                           85.3%
              Repurchase Agreements                       9.2%
              Certificates of Deposit                     5.1%
              Other Assets Less Liabilities               0.4%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short Term Bonds (a)                         A-1
              ------------------------------------------------
              All holdings are rated "A-1"
              ------------------------------------------------

              MATURITY BREAKDOWN (u)

              0 - 29 days                                47.4%
              ------------------------------------------------
              30 - 59 days                               25.2%
              ------------------------------------------------
              60 - 89 days                               16.9%
              ------------------------------------------------
              90 - 366 days                              10.1%
              ------------------------------------------------
              Other Assets Less Liabilities               0.4%
              ------------------------------------------------

              MFS(R) GOVERNMENT MONEY MARKET FUND

              PORTFOLIO STRUCTURE (u)

              U.S. Government Agency Obligations         78.1%
              Repurchase Agreements                      20.5%
              Other Assets Less Liabilities               1.4%

              SHORT TERM CREDIT QUALITY (q)

              Average Credit Quality
              Short Term Bonds (a)                         A-1
              ------------------------------------------------
              All holdings are rated "A-1"
              ------------------------------------------------

              MATURITY BREAKDOWN (u)

              0 - 29 days                                63.9%
              ------------------------------------------------
              30 - 59 days                                7.3%
              ------------------------------------------------
              60 - 89 days                               19.6%
              ------------------------------------------------
              90 - 366 days                               7.8%
              ------------------------------------------------
              Other Assets Less Liabilities               1.4%
              ------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 08/31/07.
(u) For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 08/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 8/31/07

Total returns as well as the current 7-day yield have been provided for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

An investment in either of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either of these funds.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS MONEY MARKET FUND                         MFS GOVERNMENT MONEY MARKET FUND

Inception Date: 12/19/75                      Inception Date: 2/26/82
----------------------------------------------------------------------------------------------
1 Year Total Return                           1 Year Total Return
(without sales charge):  5.16%                (without sales charge):  4.79%
----------------------------------------------------------------------------------------------
Current 7-day yield:  5.08%                   Current 7-day yield:  4.69%
----------------------------------------------------------------------------------------------
Current 7-day yield without waiver:  4.78%    Current 7-day yield without waiver:  4.34%
----------------------------------------------------------------------------------------------

Yields quoted are based on the latest seven days ended as of August 31, 2007, with dividends annualized. The yield quotations more closely reflect the current earnings of the funds than the total return quotations. Shares of the funds can be purchased at net asset value without a sales charge.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

EXPENSE TABLES

Fund Expenses Borne by the Shareholders During the Period,
March 1, 2007 through August 31, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------
                                                                   Expenses
                                       Beginning      Ending     Paid During
                         Annualized     Account      Account      Period (p)
                           Expense       Value        Value        3/01/07-
MFS MONEY MARKET FUND       Ratio       3/01/07      8/31/07       8/31/07
----------------------------------------------------------------------------
Actual                      0.31%      $1,000.00    $1,025.70       $1.58
----------------------------------------------------------------------------
Hypothetical (h)            0.31%      $1,000.00    $1,023.64       $1.58
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                                   Expenses
                                       Beginning      Ending     Paid During
                         Annualized     Account      Account      Period (p)
MFS GOVERNMENT             Expense       Value        Value        3/01/07-
MONEY MARKET FUND           Ratio       3/01/07      8/31/07       8/31/07
----------------------------------------------------------------------------
Actual                      0.50%      $1,000.00    $1,024.10      $2.55
----------------------------------------------------------------------------
Hypothetical (h)            0.50%      $1,000.00    $1,022.68      $2.55
----------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS(R) MONEY MARKET FUND

Certificates of Deposit - 5.1%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank N.A., 5.28%, 2007                                                                $ 48,936,000    $   48,936,000
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, NY, 5.31%, 2007                                                                    $ 14,404,000    $   14,404,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                        $   63,340,000
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 85.3% (y)
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.28%, due 9/07/07 - 9/21/07 (t)                                            $ 33,698,000    $   33,610,218
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 8.0%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.28%, due 9/04/07                                                     $    176,000    $      175,923
Merrill Lynch & Co., Inc., 5.3%, due 9/18/07                                                        49,878,000        49,753,166
Morgan Stanley, Inc., 5.45%, due 12/21/07                                                           50,674,000        49,822,466
                                                                                                                  --------------
                                                                                                                  $   99,751,555
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Siemens Capital Corp. LLC, 5.27%, due 9/17/07                                                     $ 20,080,000    $   20,032,968
Siemens Capital Corp. LLC, 5.25%, due 10/22/07                                                      10,579,000        10,500,319
                                                                                                                  --------------
                                                                                                                  $   30,533,287
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/15/07                                                          $ 43,040,000    $   42,564,767
--------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 22.2%
--------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.25%, due 9/25/07                                                 $ 48,343,000    $   48,173,800
American Express Credit Corp., 5.3%, due 10/26/07                                                    1,435,000         1,423,380
American General Finance Corp., 5.28%, due 11/13/07                                                 50,756,000        50,212,572
Cargill, Inc., 5.5%, due 10/15/07 (t)                                                                3,654,000         3,629,437
Cargill, Inc., 5.4%, due 11/15/07 - 11/20/07 (t)                                                    46,723,000        46,177,668
Edison Asset Securitization LLC, 5.25%, due 10/09/07 (t)                                            48,935,000        48,663,819
General Electric Capital Corp., 5.17%, due 1/23/08 (t)                                               5,655,000         5,538,055
Govco LLC, 5.25%, due 10/09/07 (t)                                                                   1,160,000         1,153,572
Govco LLC, 5.31%, due 11/07/07 (t)                                                                  26,290,000        26,030,189
Kitty Hawk Funding Corp., 5.25%, due 9/20/07 (t)                                                    18,550,000        18,498,601
Ranger Funding Co. LLC, 5.25%, due 9/18/07 (t)                                                      23,160,000        23,102,582
Ranger Funding Co. LLC, 5.27%, due 9/27/07 (t)                                                       2,176,000         2,167,718
                                                                                                                  --------------
                                                                                                                  $  274,771,393
--------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.3%, due 9/04/07 (t)                                                 $ 27,942,000    $   27,929,659
Coca-Cola Co., 5.24%, due 11/30/07 (t)                                                              24,840,000        24,514,596
                                                                                                                  --------------
                                                                                                                  $   52,444,255
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%
--------------------------------------------------------------------------------------------------------------------------------
MetLife Funding, Inc., 5.24%, due 9/04/07                                                         $ 17,582,000    $   17,574,323
MetLife, Inc., 5.24%, due 9/17/07 (t)                                                                6,600,000         6,584,629
MetLife, Inc., 5.25%, due 9/25/07 (t)                                                               25,364,000        25,275,226
                                                                                                                  --------------
                                                                                                                  $   49,434,178
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 16.7%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07                                             $    717,000    $      716,683
Abbey National North America LLC, 5.2%, due 11/27/07                                                17,705,000        17,482,507
Abbey National North America LLC, 5.21%, due 12/06/07                                               31,587,000        31,148,151
Barclays U.S. Funding Corp., 5.25%, due 10/10/07                                                    47,475,000        47,204,986
HBOS Treasury Services PLC, 5.245%, due 10/25/07                                                     9,240,000         9,167,304
HBOS Treasury Services PLC, 5.46%, due 10/25/07                                                      3,800,000         3,768,878
Natexis Banques Populaires, 5.5%, due 10/05/07                                                      50,018,000        49,758,184
Societe Generale North America, Inc., 5.245%, due 9/12/07                                            2,135,000         2,131,578
Societe Generale North America, Inc., 5.255%, due 9/27/07                                           45,475,000        45,302,410
Wells Fargo & Co., 5.33%, due 9/27/07                                                                  182,000           181,299
                                                                                                                  --------------
                                                                                                                  $  206,861,980
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 19.8%
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.265%, due 9/20/07                                                      $ 40,762,000    $   40,648,733
Citigroup Funding, Inc., 5.3%, due 11/16/07                                                          9,998,000         9,886,133
DEPFA Bank PLC, 5.425%, due 10/19/07 (t)                                                            33,818,000        33,573,383
DEPFA Bank PLC, 4.98%, due 12/21/07 (t)                                                             15,200,000        14,966,604
Dexia Delaware LLC, 5.46%, due 10/10/07                                                             50,032,000        49,736,061
ING America Insurance Holdings, Inc., 5.35%, due 11/13/07                                           17,998,000        17,802,747
Svenska Handelsbanken, Inc., 5.24%, due 10/22/07                                                    44,700,000        44,368,177
UBS Finance Delaware LLC, 5.2%, due 9/04/07                                                         23,484,000        23,473,824
UBS Finance Delaware LLC, 5.255%, due 9/06/07                                                        1,513,000         1,511,896
UBS Finance Delaware LLC, 5.245%, due 10/09/07                                                       9,200,000         9,149,065
                                                                                                                  --------------
                                                                                                                  $  245,116,623
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Florida Power & Light Co., 5.25%, due 9/11/07                                                     $ 21,800,000    $   21,768,208
--------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                               $1,056,856,464
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 9.2%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.3%, dated 8/31/07, due 9/04/07, total to be received $114,675,491 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in
a jointly traded account), at Cost                                                                $114,608,000    $  114,608,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                    $1,234,804,464
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                                                  4,667,085
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $1,239,471,549
--------------------------------------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments - continued

AT 8/31/07

MFS(R) GOVERNMENT MONEY MARKET FUND

U.S. Government Agency Obligations - 78.1% (y)
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.145%, due 9/05/07                                                                   $  1,000,000    $      999,428
Fannie Mae, 5.15%, due 9/12/07 - 9/28/07                                                             2,085,000         2,079,378
Fannie Mae, 5.151%, due 9/19/07                                                                        350,000           349,099
Fannie Mae, 5.13%, due 10/05/07                                                                      1,000,000           995,155
Fannie Mae, 4.71%, due 11/28/07                                                                      1,000,000           988,487
Fannie Mae, 4.9%, due 12/28/07                                                                       1,000,000           983,939
Farmer Mac, 4.2%, due 9/04/07                                                                        4,293,000         4,291,498
Farmer Mac, 5.15%, due 9/13/07                                                                         516,000           515,114
Farmer Mac, 5.148%, due 9/27/07                                                                      1,000,000           996,282
Farmer Mac, 5.12%, due 11/01/07                                                                      1,000,000           991,324
Farmer Mac, 4.906%, due 11/15/07                                                                     2,000,000         1,979,558
Federal Farm Credit Bank, 5.15%, due 9/13/07                                                           500,000           499,142
Federal Home Loan Bank, 4.889%, due 11/07/07                                                         1,000,000           990,901
Federal Home Loan Bank, 4.98%, due 12/27/07                                                          1,000,000           983,815
Freddie Mac, 5.11%, due 9/14/07                                                                      1,120,000         1,117,933
Freddie Mac, 5.15%, due 9/14/07                                                                        595,000           593,893
Freddie Mac, 5.16%, due 9/17/07                                                                        400,000           399,083
Freddie Mac, 5.125%, due 10/05/07 - 11/06/07                                                         1,400,000         1,391,402
Freddie Mac, 5.02%, due 12/03/07                                                                       169,000           166,808
--------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT AMORTIZED COST AND VALUE                                             $   21,312,239
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 20.5%
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.3%, dated 8/31/07, due 9/04/07, total to be received $5,581,285 (secured by various U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities in a jointly
traded account), at Cost                                                                          $  5,578,000    $    5,578,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                    $   26,890,239
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.4%                                                                                    388,923
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $   27,279,162
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Footnotes:

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 8/31/07

These statements represent your fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

MFS MONEY MARKET FUND

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                            $1,234,804,464
Cash                                                                           758
Receivable for fund shares sold                                         10,219,401
Interest receivable                                                        446,257
Other assets                                                                 4,597
------------------------------------------------------------------------------------------------------
Total assets                                                                            $1,245,475,477
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                     $190,523
Payable for fund shares reacquired                                       5,270,096
Payable to affiliates
  Management fee                                                            10,169
  Shareholder servicing costs                                              401,973
  Administrative services fee                                                1,091
Payable for independent trustees' compensation                              37,910
Accrued expenses and other liabilities                                      92,166
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $6,003,928
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,239,471,549
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $1,239,604,183
Accumulated net realized gain (loss) on investments                       (132,634)
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,239,471,549
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                1,239,604,239
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $1,239,471,549/
1,239,604,239 shares of beneficial interest outstanding)                                         $1.00
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities - continued

AT 8/31/07

MFS GOVERNMENT MONEY MARKET FUND

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                               $21,312,239
Repurchase agreements, at cost and value                                 5,578,000
Total investments, at amortized cost and value                         $26,890,239
Cash                                                                           433
Receivable for fund shares sold                                            608,573
Interest receivable                                                            821
Other assets                                                                   191
------------------------------------------------------------------------------------------------------
Total assets                                                                               $27,500,257
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                       $4,677
Payable for fund shares reacquired                                         169,235
Payable to affiliates
  Management fee                                                               223
  Shareholder servicing costs                                                5,582
  Administrative services fee                                                   96
Payable for independent trustees' compensation                               6,279
Accrued expenses and other liabilities                                      35,003
------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $221,095
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $27,279,162
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $27,279,162
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   27,279,159
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $27,279,162/27,279,159
shares of beneficial interest outstanding)                                                       $1.00
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Year ended 8/31/07

These statements describe how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

MFS MONEY MARKET FUND

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $58,962,450
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $4,857,355
  Shareholder servicing costs                                            1,357,194
  Administrative services fee                                              197,954
  Independent trustees' compensation                                        32,257
  Custodian fee                                                            128,045
  Shareholder communications                                                38,798
  Auditing fees                                                             23,259
  Legal fees                                                                39,196
  Miscellaneous                                                            106,531
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $6,780,589
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (66,039)
  Reduction of expenses by investment adviser                           (3,208,494)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,506,056
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $55,456,394
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(124,119)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $55,332,275
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations - continued

YEAR ENDED 8/31/07

MFS GOVERNMENT MONEY MARKET FUND

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $1,059,239
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $100,986
  Shareholder servicing costs                                               19,387
  Administrative services fee                                               17,502
  Independent trustees' compensation                                         2,468
  Custodian fee                                                             11,529
  Shareholder communications                                                 5,498
  Auditing fees                                                             21,759
  Legal fees                                                                   583
  Miscellaneous                                                             10,772
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $190,484
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (5,027)
  Reduction of expenses by investment adviser                              (70,789)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $114,668
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $944,571
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS MONEY MARKET FUND

                                                                      YEARS ENDED 8/31
                                                              -------------------------------
                                                                        2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                            $55,456,394      $35,348,307
Net realized gain (loss) on investments                             (124,119)             (35)
---------------------------------------------------------------------------------------------
Change in net assets from operations                             $55,332,275      $35,348,272
---------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net investment income                                      $(55,562,222)    $(35,618,089)
---------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS AT NET
ASSET VALUE OF $1.00 PER SHARE
---------------------------------------------------------------------------------------------
Net proceeds from sale of shares                              $1,444,602,867     $940,606,600
Net asset value of shares issued to shareholders in
reinvestment of distributions                                     52,514,383       33,914,320
Cost of shares reacquired                                     (1,199,100,737)    (801,437,381)
---------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $298,016,513     $173,083,539
---------------------------------------------------------------------------------------------
Total change in net assets                                      $297,786,566     $172,813,722
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
At beginning of period                                           941,684,983      768,871,261
At end of period (including undistributed net investment
income of $0 and $105,828, respectively)                      $1,239,471,549     $941,684,983
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

MFS GOVERNMENT MONEY MARKET FUND

                                                                        YEARS ENDED 8/31
                                                                 ----------------------------
                                                                        2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                               $944,571         $852,761
---------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
From net investment income                                         $(946,849)       $(860,483)
---------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS AT NET
ASSET VALUE OF $1.00 PER SHARE
---------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                 $21,182,709      $19,045,123
Net asset value of shares issued to shareholders in
reinvestment of distributions                                        920,529          825,675
Cost of shares reacquired                                        (16,878,761)     (22,220,079)
---------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $5,224,477      $(2,349,281)
---------------------------------------------------------------------------------------------
Total change in net assets                                        $5,222,199      $(2,357,003)
---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
At beginning of period                                            22,056,963       24,413,966
At end of period (including accumulated distributions in
excess of net investment income of $0 and $5,435,
respectively)                                                    $27,279,162      $22,056,963
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

MFS MONEY MARKET FUND

                                                                                 YEARS ENDED 8/31
                                                ---------------------------------------------------------------------------------
                                                      2007              2006              2005              2004             2003
Net asset value, beginning of period                 $1.00             $1.00             $1.00             $1.00            $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.05             $0.04             $0.02             $0.01            $0.01
  Net realized and unrealized gain
  (loss) on investments                              (0.00)(w)         (0.00)(w)         (0.00)(w)            --               --
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.05             $0.04             $0.02             $0.01            $0.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.05)           $(0.04)           $(0.02)           $(0.01)          $(0.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00             $1.00             $1.00             $1.00            $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                               5.16              4.36              2.16              0.64             0.81
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.61              0.68              0.75              0.67             0.60
Expenses after expense reductions (f)                 0.32              0.37              0.44              0.54              N/A
Net investment income                                 5.03              4.28              2.17              0.62             0.80
Net assets at end of period (000 Omitted)       $1,239,472          $941,685          $768,871          $828,921       $2,123,459
---------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS GOVERNMENT MONEY MARKET FUND

                                                                           YEARS ENDED 8/31
                                                   ----------------------------------------------------------------
                                                      2007          2006          2005          2004           2003
Net asset value, beginning of period                 $1.00         $1.00         $1.00         $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.05         $0.04         $0.02         $0.01          $0.01
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.05)       $(0.04)       $(0.02)       $(0.01)        $(0.01)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00         $1.00         $1.00         $1.00          $1.00
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                               4.79          3.89          2.02          0.54           0.66
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.94          1.10          0.87          0.74           0.72
Expenses after expense reductions (f)                 0.59          0.75          0.52          0.59            N/A
Net investment income                                 4.68          3.78          1.96          0.49           0.61
Net assets at end of period (000 Omitted)          $27,279       $22,057       $24,414       $39,787       $132,888
-------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - Each fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the funds. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the funds in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2007, there were no significant adjustments due to differences between book and tax accounting for either the MFS Money Market Fund or MFS Government Money Market Fund.

The tax character of distributions declared to shareholders is as follows:

                                                                           GOVERNMENT
                                         MONEY MARKET FUND              MONEY MARKET FUND
                                   ----------------------------      ----------------------
                                       8/31/07          8/31/06       8/31/07       8/31/06
Ordinary income (including
any short-term capital gains)      $55,562,222      $35,618,089      $946,849      $860,483

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                     GOVERNMENT
                                        MONEY MARKET FUND     MONEY MARKET FUND
AS OF 8/31/07
Cost of investments                        $1,234,804,464           $26,890,239

Undistributed ordinary income                    $243,346               $10,657
Capital loss carryforwards                         (8,515)                   --
Post-October capital loss deferral               (124,119)                   --
Other temporary differences                      (243,346)              (10,657)

As of August 31, 2007, the MFS Money Market Fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                        MONEY MARKET FUND

          8/31/11                                 $(8,329)
          8/31/13                                    (151)
          8/31/15                                     (35)
          -----------------------------------------------
                                                  $(8,515)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on each fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. Each fund's management fee is computed daily and paid monthly at the following annual rates:

          First $300 million of average daily net assets        0.50%
          Next $400 million of average daily net assets         0.45%
          Next $300 million of average daily net assets         0.40%
          Average daily net assets in excess of $1 billion      0.35%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce each fund's management fee to 0.15% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended August 31, 2007, this waiver amounted to $3,203,117 and $70,690 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - Certain shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges imposed during the year ended August 31, 2007 for the MFS Money Market Fund and MFS Government Money Market Fund were $5,947 and $252, respectively.

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2007, the fees were $671,038 and $12,542, which equated to 0.0609% and 0.0621% annually of each funds' average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $522,296 and $4,726 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. Each fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2007, these costs for the MFS Money Market Fund amounted to $83,319 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended August 31, 2007 was equivalent to an annual effective rate of 0.0180% and 0.0867% of each fund's average daily net assets for the MFS Money Market Fund and MFS Government Money Market Fund, respectively.

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of the funds who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC. The funds have an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,690 and $1,042 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. This amount is included in independent trustees' compensation for the year ended August 31, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $37,798 and $6,247 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, at August 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2007, the fee paid to Tarantino LLC was $6,859 and $126 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the amount of $5,377 and $99 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, were as follows:

                                                 PURCHASES                SALES

MFS Money Market                           $18,248,973,103      $18,004,764,103
MFS Government Money Market                   $529,808,880         $528,509,880

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

The MFS Money Market Fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 9% and 6%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2007, the funds' commitment fees were $5,609 and $97 and interest expense was $0 and $0 for the MFS Money Market Fund and MFS Government Money Market Fund, respectively, and is included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Money Market Fund and MFS Government Money Market Fund (two of the portfolios comprising MFS Series Trust
IV) (the "Trust") as of August 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Money Market Fund and MFS Government Money Market Fund as of August 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 16, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                     Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741      200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
Edward O'Dette
Terri Vittozzi

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

MFS Money Market Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's share class in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's share class was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's share class was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's share class as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and the Fund's total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

MFS Government Money Market Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's share class in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's share class was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's share class was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's share class as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to contractual breakpoints. However, such breakpoints are not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research and other similar services (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

Each fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

MFS(R) MID CAP GROWTH FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              5
------------------------------------------------------------------
EXPENSE TABLE                                                    8
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                        10
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             16
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         19
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             20
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            21
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   29
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         40
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           41
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   47
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           52
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  52
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         52
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           53
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        8/31/07
                                                                        OTC-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              YUM! Brands, Inc.                           2.4%
              ------------------------------------------------
              Hess Corp.                                  2.4%
              ------------------------------------------------
              Williams Cos., Inc.                         2.3%
              ------------------------------------------------
              Rockwell Automation, Inc.                   2.3%
              ------------------------------------------------
              McAfee, Inc.                                2.2%
              ------------------------------------------------
              Cummins, Inc.                               2.2%
              ------------------------------------------------
              Humana, Inc.                                2.2%
              ------------------------------------------------
              Embarq Corp.                                2.0%
              ------------------------------------------------
              International Game Technology               2.0%
              ------------------------------------------------
              Kroger Co.                                  2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 15.6%
              ------------------------------------------------
              Health Care                                14.8%
              ------------------------------------------------
              Industrial Goods & Services                10.1%
              ------------------------------------------------
              Retailing                                   9.5%
              ------------------------------------------------
              Utilities & Communications                  8.0%
              ------------------------------------------------
              Special Products & Services                 8.0%
              ------------------------------------------------
              Energy                                      7.6%
              ------------------------------------------------
              Leisure                                     7.4%
              ------------------------------------------------
              Financial Services                          6.8%
              ------------------------------------------------
              Autos & Housing                             4.8%
              ------------------------------------------------
              Basic Materials                             2.8%
              ------------------------------------------------
              Consumer Staples                            2.7%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 08/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2007, Class A shares of the MFS Mid Cap Growth Fund provided a total return of 18.74%, at net asset value. This compares with a return of 19.31% for the fund's benchmark, the Russell Midcap Growth Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world, growing at a slower pace than other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the stronger growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. Late in the reporting period, continued robust global growth and fears of rising inflationary pressures led global central banks to tighten monetary conditions beyond market expectations, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July and August, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields plummeted and credit spreads widened considerably. Increased market volatility has been exacerbated by U.S. home foreclosures, falling housing prices, and weaker-than-expected jobs growth reported by the U.S. Department of Labor. Despite increased volatility across all asset classes, and the widening in credit spreads, global equity markets have experienced only a mild correction to date.

DETRACTORS FROM PERFORMANCE

For the MFS Mid Cap Growth Fund, stock selection in the financial services sector detracted from performance relative to the benchmark. Insurance company Genworth Financial(aa), which derives a portion of its earnings from selling mortgage insurance in the U.S. market, was among the fund's top detractors. Genworth's stock declined significantly near the end of the reporting period as concerns mounted that more homeowners would default on their mortgages.

Stock selection in the retailing sector also held back relative performance. Not holding strong-performing Internet retailer Amazon was a significant negative.

Stock selection in the special products and services sector also weakened results. Billing software company Amdocs and business research provider Corporate Executive Board were top detractors. Corporate Executive Board's shares struggled as the company lowered guidance on its full-year 2007 earnings as a result of lower-than-expected revenue growth. The fund's positioning in weight management company NutriSystem(g) also had a negative effect on relative performance.

Elsewhere, medical devices maker Advanced Medical Optics, flash memory storage products maker SanDisk, digital media services and software maker
RealNetworks(aa)(g), oil and gas drilling equipment manufacturer
National-Oilwell Varco(g), and health care provider Humana were top detractors.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the industrial goods and services sector had a positive impact on relative returns. Diesel engine maker Cummins was the fund's largest contributor. The stock's price appreciation over the reporting period was driven by strong quarterly results, increased earnings guidance, and an optimistic outlook on growth.

Stock selection in the energy sector contributed to relative performance. Oil and gas equipment company Cameron International was among the fund's top contributors.

Although stock selection in the utilities and communications sector helped relative results, no stocks within this sector were among the fund's top contributors.

Elsewhere, semiconductor manufacturer Varian Semiconductor Equipment Associates, digital map database provider NAVTEQ, gaming services provider Penn National Gaming, education services company ITT Educational Services, diagnostic and medical device maker Cytyc(g), casino resorts operator MGM Grand(g), apparel retailer Phillips-Van Heusen, and managed care services provider WellCare Health Plans aided results.

Respectfully,

Matthew Krummell
Portfolio Manager

(aa) Security is not a benchmark constituent.
 (g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS Mid Cap
                         Growth Fund --      Russell Midcap
                             Class A         Growth Index

          8/97               $ 9,425             $10,000
          8/98                 7,970               8,852
          8/99                13,456              13,175
          8/00                26,205              22,026
          8/01                16,923              12,105
          8/02                 9,565               9,275
          8/03                12,169              12,094
          8/04                12,414              12,996
          8/05                14,543              16,433
          8/06                14,068              17,419
          8/07                16,705              20,782

TOTAL RETURNS THROUGH 8/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date        1-yr        5-yr       10-yr
-------------------------------------------------------------------------------
        A                12/01/93             18.74%      11.80%       5.89%
   -------------------------------------------------------------------------
        B                12/01/93             18.02%      10.97%       5.10%
   -------------------------------------------------------------------------
        C                 8/01/94             17.93%      10.97%       5.10%
   -------------------------------------------------------------------------
        I                 1/02/97             19.13%      12.12%       6.16%
   -------------------------------------------------------------------------
        R                12/31/02             18.57%      11.56%       5.78%
   -------------------------------------------------------------------------
       R1                 4/01/05             17.80%      10.90%       5.07%
   -------------------------------------------------------------------------
       R2                 4/01/05             18.23%      11.07%       5.15%
   -------------------------------------------------------------------------
       R3                10/31/03             18.44%      11.24%       5.23%
   -------------------------------------------------------------------------
       R4                 4/01/05             18.67%      11.73%       5.86%
   -------------------------------------------------------------------------
       R5                 4/01/05             19.07%      11.89%       5.93%
   -------------------------------------------------------------------------
      529A                7/31/02             18.37%      11.51%       5.73%
   -------------------------------------------------------------------------
      529B                7/31/02             17.68%      10.72%       4.98%
   -------------------------------------------------------------------------
      529C                7/31/02             17.71%      10.73%       4.98%
-------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-------------------------------------------------------------------------------
   Russell Midcap Growth Index (f)            19.31%      17.51%       7.59%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------------
        A                                     11.92%      10.48%       5.27%
   With Initial Sales Charge (5.75%)
   ----------------------------------------------------------------------------
        B                                     14.02%      10.71%       5.10%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
   ----------------------------------------------------------------------------
        C                                     16.93%      10.97%       5.10%
   With CDSC (1% for 12 months) (x)
   ----------------------------------------------------------------------------
      529A                                    11.57%      10.19%       5.11%
   With Initial Sales Charge (5.75%)
   ----------------------------------------------------------------------------
      529B                                    13.68%      10.45%       4.98%
   With CDSC (Declining over six years
   from 4% to 0%) (x)
   ----------------------------------------------------------------------------
      529C                                    16.71%      10.73%       4.98%
   With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell Midcap Growth Index - constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for Classes R, R4, R5 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering.

Performance for Classes R1, R2, R3 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the fund's Class C shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
March 1, 2007 through August 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                        Beginning     Ending         Paid During
                          Annualized     Account      Account         Period (p)
  Share                     Expense       Value       Value            3/01/07-
  Class                      Ratio       3/01/07      8/31/07          8/31/07
--------------------------------------------------------------------------------
         Actual              1.19%      $1,000.00    $1,054.80         $6.16
   A     -----------------------------------------------------------------------
         Hypothetical(h)     1.19%      $1,000.00    $1,019.21         $6.06
--------------------------------------------------------------------------------
         Actual              1.94%      $1,000.00    $1,050.50        $10.03
   B     -----------------------------------------------------------------------
         Hypothetical(h)     1.94%      $1,000.00    $1,015.43         $9.86
--------------------------------------------------------------------------------
         Actual              1.94%      $1,000.00    $1,050.60        $10.03
   C     -----------------------------------------------------------------------
         Hypothetical(h)     1.94%      $1,000.00    $1,015.43         $9.86
--------------------------------------------------------------------------------
         Actual              0.94%      $1,000.00    $1,055.80         $4.87
   I     -----------------------------------------------------------------------
         Hypothetical(h)     0.94%      $1,000.00    $1,020.47         $4.79
--------------------------------------------------------------------------------
         Actual              1.43%      $1,000.00    $1,053.20         $7.40
   R     -----------------------------------------------------------------------
         Hypothetical(h)     1.43%      $1,000.00    $1,018.00         $7.27
--------------------------------------------------------------------------------
         Actual              2.05%      $1,000.00    $1,050.70        $10.60
   R1    -----------------------------------------------------------------------
         Hypothetical(h)     2.05%      $1,000.00    $1,014.87        $10.41
--------------------------------------------------------------------------------
         Actual              1.71%      $1,000.00    $1,052.60         $8.85
   R2    -----------------------------------------------------------------------
         Hypothetical(h)     1.71%      $1,000.00    $1,016.59         $8.69
--------------------------------------------------------------------------------
         Actual              1.60%      $1,000.00    $1,052.50         $8.28
   R3    -----------------------------------------------------------------------
         Hypothetical(h)     1.60%      $1,000.00    $1,017.14         $8.13
--------------------------------------------------------------------------------
         Actual              1.34%      $1,000.00    $1,053.90         $6.94
   R4    -----------------------------------------------------------------------
         Hypothetical(h)     1.34%      $1,000.00    $1,018.45         $6.82
--------------------------------------------------------------------------------
         Actual              1.04%      $1,000.00    $1,055.70         $5.39
   R5    -----------------------------------------------------------------------
         Hypothetical(h)     1.04%      $1,000.00    $1,019.96         $5.30
--------------------------------------------------------------------------------
         Actual              1.54%      $1,000.00    $1,052.40         $7.97
  529A   -----------------------------------------------------------------------
         Hypothetical(h)     1.54%      $1,000.00    $1,017.44         $7.83
--------------------------------------------------------------------------------
         Actual              2.19%      $1,000.00    $1,048.80        $11.31
  529B   -----------------------------------------------------------------------
         Hypothetical(h)     2.19%      $1,000.00    $1,014.17        $11.12
--------------------------------------------------------------------------------
         Actual              2.18%      $1,000.00    $1,048.80        $11.26
  529C   -----------------------------------------------------------------------
         Hypothetical(h)     2.18%      $1,000.00    $1,014.22        $11.07
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
AMR Corp. (a)                                                                                          205,797      $    5,044,084
UAL Corp. (a)                                                                                          174,480           8,282,566
                                                                                                                    --------------
                                                                                                                    $   13,326,650
----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                        525,010      $   23,378,695
Phillips-Van Heusen Corp.                                                                              445,312          25,930,518
                                                                                                                    --------------
                                                                                                                    $   49,309,213
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                           30,030      $    1,722,821
Goodyear Tire & Rubber Co. (a)                                                                         594,790          16,451,891
                                                                                                                    --------------
                                                                                                                    $   18,174,712
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                      154,980      $    9,672,302
Invitrogen Corp. (a)                                                                                    50,200           3,910,580
Millipore Corp. (a)                                                                                    130,020           9,059,794
                                                                                                                    --------------
                                                                                                                    $   22,642,676
----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                                                     83,992      $    9,512,094
Bear Stearns Cos., Inc.                                                                                 39,350           4,275,771
CME Group, Inc.                                                                                          1,400             776,720
E*TRADE Financial Corp. (a)                                                                            270,110           4,208,314
Legg Mason, Inc.                                                                                        71,010           6,165,088
TD AMERITRADE Holding Corp. (a)                                                                        276,990           5,027,369
                                                                                                                    --------------
                                                                                                                    $   29,965,356
----------------------------------------------------------------------------------------------------------------------------------
Business Services - 4.0%
----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                                                        601,500      $   21,232,950
Cognizant Technology Solutions Corp., "A" (a)                                                          210,475          15,472,017
Corporate Executive Board Co.                                                                          143,143           9,738,018
Fidelity National Information Services, Inc.                                                            17,780             842,772
TeleTech Holdings, Inc. (a)                                                                            152,490           4,460,333
                                                                                                                    --------------
                                                                                                                    $   51,746,090
----------------------------------------------------------------------------------------------------------------------------------
Cable TV - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A" (a)                                                                 138,610      $    5,865,975
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Celanese Corp.                                                                                          53,010      $    1,904,119
PPG Industries, Inc.                                                                                   195,780          14,360,463
                                                                                                                    --------------
                                                                                                                    $   16,264,582
----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 6.2%
----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                                    321,610      $    2,608,257
McAfee, Inc. (a)                                                                                       817,630          29,230,272
NAVTEQ Corp. (a)                                                                                       408,420          25,730,460
Synopsys, Inc. (a)                                                                                     148,720           4,063,030
VeriSign, Inc. (a)                                                                                     596,450          19,205,690
                                                                                                                    --------------
                                                                                                                    $   80,837,709
----------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                            242,830      $    6,765,244
----------------------------------------------------------------------------------------------------------------------------------
Construction - 3.3%
----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                             71,460      $    1,859,389
NVR, Inc. (a)                                                                                           32,494          18,180,393
Sherwin-Williams Co.                                                                                   343,000          23,670,430
                                                                                                                    --------------
                                                                                                                    $   43,710,212
----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.0%
----------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A" (a)                                                                            396,450      $   23,259,721
Avon Products, Inc.                                                                                    144,910           4,977,658
Estee Lauder Cos., Inc., "A"                                                                           500,958          20,834,843
ITT Educational Services, Inc. (a)                                                                     201,570          22,132,386
Priceline.com, Inc. (a)                                                                                 69,270           5,748,025
Strayer Education, Inc.                                                                                 14,040           2,240,503
                                                                                                                    --------------
                                                                                                                    $   79,193,136
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                              430,780      $   30,352,759
W.W. Grainger, Inc.                                                                                    173,580          15,901,664
WESCO International, Inc. (a)                                                                          184,790           8,794,156
                                                                                                                    --------------
                                                                                                                    $   55,048,579
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 7.4%
----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. (a)                                                                             842,370      $    9,704,102
Intersil Corp., "A"                                                                                    605,560          20,177,259
KLA-Tencor Corp.                                                                                       173,210           9,954,379
MEMC Electronic Materials, Inc. (a)                                                                     38,070           2,338,259
National Semiconductor Corp.                                                                           232,900           6,129,928
ON Semiconductor Corp. (a)                                                                           2,037,540          23,879,969
SanDisk Corp. (a)                                                                                       44,330           2,485,140
Tessera Technologies, Inc. (a)                                                                         121,803           4,461,644
Varian Semiconductor Equipment Associates, Inc. (a)                                                    321,640          17,892,833
                                                                                                                    --------------
                                                                                                                    $   97,023,513
----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                            82,460      $    4,067,752
----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                             503,483      $   30,898,752
----------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                                             273,760      $    9,469,358
----------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                             992,472      $   26,379,906
----------------------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.                                                                        35,960      $    1,039,244
----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.3%
----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                          700,850      $   26,751,444
Penn National Gaming, Inc. (a)                                                                          99,320           5,840,016
Royal Caribbean Cruises Ltd.                                                                           269,590          10,252,508
                                                                                                                    --------------
                                                                                                                    $   42,843,968
----------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 4.3%
----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                                   359,009      $   11,369,815
Humana, Inc. (a)                                                                                       446,157          28,594,202
WellCare Health Plans, Inc. (a)                                                                        168,950          16,675,365
                                                                                                                    --------------
                                                                                                                    $   56,639,382
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                               210,060      $   12,133,066
Aspen Insurance Holdings Ltd.                                                                          118,360           2,969,652
Endurance Specialty Holdings Ltd.                                                                      117,930           4,701,869
Genworth Financial, Inc., "A"                                                                          672,240          19,481,515
RenaissanceRe Holdings Ltd.                                                                             51,960           2,976,269
XL Capital Ltd., "A"                                                                                    29,970           2,283,714
                                                                                                                    --------------
                                                                                                                    $   44,546,085
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 5.9%
----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                          244,690      $   28,976,190
Eaton Corp.                                                                                            175,490          16,534,668
Parker Hannifin Corp.                                                                                   57,110           6,137,612
Timken Co.                                                                                             585,460          20,818,958
Trinity Industries, Inc.                                                                               143,710           5,399,185
                                                                                                                    --------------
                                                                                                                    $   77,866,613
----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. (a)                                                                              407,300      $   22,299,675
HLTH Corp. (a)                                                                                       1,436,074          21,225,174
VCA Antech, Inc. (a)                                                                                    92,036           3,763,352
                                                                                                                    --------------
                                                                                                                    $   47,288,201
----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.2%
----------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                      395,890      $   11,377,879
Cooper Cos., Inc.                                                                                       80,710           3,935,420
DENTSPLY International, Inc.                                                                           285,550          11,244,959
Kinetic Concepts, Inc. (a)                                                                              35,050           2,106,855
                                                                                                                    --------------
                                                                                                                    $   28,665,113
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                                  29,110      $    2,220,220
----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                    985,270      $   30,543,370
----------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
InterDigital, Inc. (a)                                                                                  93,060      $    2,150,617
----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.9%
----------------------------------------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                                                        279,930      $   22,889,876
GlobalSantaFe Corp.                                                                                    170,380          12,027,124
Noble Corp.                                                                                            414,160          20,318,690
Smith International, Inc.                                                                              141,150           9,458,461
                                                                                                                    --------------
                                                                                                                    $   64,694,151
----------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                              171,620      $    3,059,985
CIT Group, Inc.                                                                                        113,060           4,247,664
First Marblehead Corp.                                                                                  31,415           1,052,088
Northern Trust Corp.                                                                                    88,950           5,466,867
                                                                                                                    --------------
                                                                                                                    $   13,826,604
----------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)                                                                        918,810      $   17,273,628
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                          83,250      $    4,995,832
Endo Pharmaceuticals Holdings, Inc. (a)                                                                803,827          25,626,005
Medicis Pharmaceutical Corp., "A"                                                                       45,920           1,402,397
Warner Chilcott Ltd., "A" (a)                                                                          124,260           2,302,538
Watson Pharmaceuticals, Inc. (a)                                                                       170,830           5,094,151
                                                                                                                    --------------
                                                                                                                    $   39,420,923
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                            131,940      $    3,805,150
Darden Restaurants, Inc.                                                                                97,820           4,069,312
Jack in the Box, Inc. (a)                                                                               86,060           5,354,653
Panera Bread Co. (a)                                                                                    50,220           2,196,623
YUM! Brands, Inc.                                                                                      950,050          31,085,636
                                                                                                                    --------------
                                                                                                                    $   46,511,374
----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                          250,220      $   18,931,645
----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.7%
----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                                  701,189      $   14,514,612
Dick's Sporting Goods, Inc. (a)                                                                         50,360           3,268,364
GameStop Corp., "A" (a)                                                                                229,260          11,495,096
RadioShack Corp.                                                                                       816,250          19,402,262
                                                                                                                    --------------
                                                                                                                    $   48,680,334
----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                           99,660      $    3,948,529
Embarq Corp.                                                                                           428,742          26,762,076
                                                                                                                    --------------
                                                                                                                    $   30,710,605
----------------------------------------------------------------------------------------------------------------------------------
Trucking - 0.2%
----------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                                   61,160      $    2,630,492
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                       119,050      $    9,874,007
Mirant Corp. (a)                                                                                       285,600          11,129,832
NRG Energy, Inc. (a)                                                                                   633,010          24,111,351
                                                                                                                    --------------
                                                                                                                    $   45,115,190
----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,163,591,107)                                                               $1,302,287,174
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.15%, due 9/04/07,
at Amortized Cost and Value (y)                                                                    $11,356,000      $   11,351,126
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,174,942,233)                                                                 $1,313,638,300
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                                                 (2,649,782)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $1,310,988,518
----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT   Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,174,942,233)              $1,313,638,300
Cash                                                                            416
Receivable for investments sold                                             851,480
Receivable for fund shares sold                                             618,370
Interest and dividends receivable                                           742,253
Other assets                                                                  5,720
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,315,856,539
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       $3,931,691
Payable to affiliates
  Management fee                                                             53,226
  Shareholder servicing costs                                               481,144
  Distribution and service fees                                              20,698
  Administrative services fee                                                 1,139
  Program manager fees                                                           16
  Retirement plan administration and services fees                              255
Payable for independent trustees' compensation                              105,835
Accrued expenses and other liabilities                                      274,017
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $4,868,021
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,310,988,518
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                      $2,273,683,649
Unrealized appreciation (depreciation) on investments                   138,696,067
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        (1,101,285,197)
Accumulated net investment loss                                            (106,001)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,310,988,518
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 129,391,104
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $386,012,634
  Shares outstanding                                                     37,825,978
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.20
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                               $10.82
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $213,884,437
  Shares outstanding                                                     22,370,543
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.56
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $66,281,442
  Shares outstanding                                                      7,092,927
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.34
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $602,428,521
  Shares outstanding                                                     57,927,168
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.40
-----------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $3,454,265
  Shares outstanding                                                        342,399
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.09
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $1,366,267
  Shares outstanding                                                        143,353
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.53
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $708,743
  Shares outstanding                                                         73,831
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.60
-----------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $3,593,963
  Shares outstanding                                                        358,711
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.02
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $1,929,474
  Shares outstanding                                                        189,738
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.17
-----------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $30,102,412
  Shares outstanding                                                      2,940,959
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                              $10.24
-----------------------------------------------------------------------------------------------------
Class 529A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $770,819
  Shares outstanding                                                         76,690
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $10.05
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                               $10.66
-----------------------------------------------------------------------------------------------------
Class 529B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $198,576
  Shares outstanding                                                         21,004
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.45
-----------------------------------------------------------------------------------------------------
Class 529C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $256,965
  Shares outstanding                                                         27,803
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.24
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT LOSS
----------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $15,506,362
  Interest                                                               891,556
  Other                                                                  352,409
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $16,750,327
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $10,373,266
  Distribution and service fees                                        4,407,404
  Program manager fees                                                     3,030
  Shareholder servicing costs                                          2,186,354
  Administrative services fee                                            245,523
  Retirement plan administration and services fees                        48,227
  Independent trustees' compensation                                      50,974
  Custodian fee                                                          398,994
  Shareholder communications                                             147,917
  Auditing fees                                                           41,305
  Legal fees                                                              18,850
  Miscellaneous                                                          197,022
----------------------------------------------------------------------------------------------------
Total expenses                                                                           $18,118,866
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (29,413)
  Reduction of expenses by investment adviser                             (8,945)
----------------------------------------------------------------------------------------------------
Net expenses                                                                             $18,080,508
----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(1,330,181)
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                               $123,784,996
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                           $119,457,269
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $243,242,265
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $241,912,084
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     YEARS ENDED 8/31
                                                            ----------------------------------
                                                                      2007                2006
CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment loss                                            $(1,330,181)       $(14,279,912)
Net realized gain (loss) on investments and foreign
currency transactions                                          123,784,996         150,147,104
Net unrealized gain (loss) on investments                      119,457,269        (170,595,975)
----------------------------------------------------------------------------------------------
Change in net assets from operations                          $241,912,084        $(34,728,783)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $(334,923,332)      $(408,077,936)
----------------------------------------------------------------------------------------------
Total change in net assets                                    $(93,011,248)      $(442,806,719)
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                       1,403,999,766       1,846,806,485
At end of period (including accumulated net investment
loss of $106,001 and $92,593, respectively)                 $1,310,988,518      $1,403,999,766
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                      YEARS ENDED 8/31
                                               ----------------------------------------------------------------------------
                                                   2007             2006           2005             2004               2003
Net asset value, beginning of period              $8.59            $8.88          $7.58            $7.43              $5.84
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.00(w)        $(0.07)        $(0.07)          $(0.08)            $(0.05)
  Net realized and unrealized gain (loss)
  on investments                                   1.61            (0.22)          1.37             0.23               1.64
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.61           $(0.29)         $1.30            $0.15              $1.59
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.20            $8.59          $8.88            $7.58              $7.43
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        18.74            (3.27)         17.15             2.02(b)           27.23
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.24             1.29           1.29             1.26               1.34
Expenses after expense reductions (f)              1.24             1.29           1.29             1.26                N/A
Net investment income (loss)                       0.00(w)         (0.73)         (0.84)           (0.98)             (0.76)
Portfolio turnover                                   91              122             67               94                120
Net assets at end of period (000 Omitted)      $386,013         $515,048       $931,140       $1,092,443         $1,182,259
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                   YEARS ENDED 8/31
                                               ---------------------------------------------------------------------
                                                   2007          2006           2005           2004             2003
Net asset value, beginning of period              $8.10         $8.45          $7.26          $7.17            $5.68
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.07)       $(0.13)        $(0.13)        $(0.13)          $(0.09)
  Net realized and unrealized gain (loss)
  on investments                                   1.53         (0.22)          1.32           0.22             1.58
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.46        $(0.35)         $1.19          $0.09            $1.49
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.56         $8.10          $8.45          $7.26            $7.17
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        18.02         (4.14)         16.39           1.26(b)         26.23
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.99          2.04           2.04           2.01             2.09
Expenses after expense reductions (f)              1.99          2.04           2.04           2.01              N/A
Net investment loss                               (0.75)        (1.48)         (1.59)         (1.73)           (1.51)
Portfolio turnover                                   91           122             67             94              120
Net assets at end of period (000 Omitted)      $213,884      $271,832       $384,712       $446,415         $498,021
--------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS C                                                                   YEARS ENDED 8/31
                                                --------------------------------------------------------------------
                                                   2007          2006           2005           2004             2003
Net asset value, beginning of period              $7.92         $8.26          $7.10          $7.01            $5.55
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.07)       $(0.12)        $(0.13)        $(0.13)          $(0.09)
  Net realized and unrealized gain (loss)
  on investments                                   1.49         (0.22)          1.29           0.22             1.55
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.42        $(0.34)         $1.16          $0.09            $1.46
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.34         $7.92          $8.26          $7.10            $7.01
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        17.93         (4.12)         16.34           1.28(b)         26.31
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.99          2.04           2.04           2.01             2.09
Expenses after expense reductions (f)              1.99          2.04           2.04           2.01              N/A
Net investment loss                               (0.76)        (1.48)         (1.59)         (1.73)           (1.51)
Portfolio turnover                                   91           122             67             94              120
Net assets at end of period (000 Omitted)       $66,281       $80,563       $115,894       $139,797         $172,466
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                   YEARS ENDED 8/31
                                               ---------------------------------------------------------------------
                                                   2007          2006           2005           2004             2003
Net asset value, beginning of period              $8.73         $9.01          $7.67          $7.49            $5.87
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.02        $(0.04)        $(0.05)        $(0.06)          $(0.03)
  Net realized and unrealized gain (loss)
  on investments                                   1.65         (0.24)          1.39           0.24             1.65
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.67        $(0.28)         $1.34          $0.18            $1.62
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.40         $8.73          $9.01          $7.67            $7.49
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                           19.13         (3.11)         17.47           2.40(b)         27.60
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             0.99          1.04           1.04           1.01             1.11
Expenses after expense reductions (f)              0.99          1.04           1.04           1.01              N/A
Net investment income (loss)                       0.19         (0.46)         (0.58)         (0.72)           (0.53)
Portfolio turnover                                   91           122             67             94              120
Net assets at end of period (000 Omitted)      $602,429      $485,841       $399,423       $270,934         $109,332
--------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R                                                                    YEARS ENDED 8/31
                                                 -------------------------------------------------------------------
                                                   2007          2006           2005           2004          2003(i)
Net asset value, beginning of period              $8.51         $8.83          $7.55          $7.42            $5.64
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.02)       $(0.09)        $(0.09)        $(0.10)          $(0.05)
  Net realized and unrealized gain (loss)
  on investments                                   1.60         (0.23)          1.37           0.23             1.83
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $1.58        $(0.32)         $1.28          $0.13            $1.78
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.09         $8.51          $8.83          $7.55            $7.42
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                           18.57         (3.62)         16.95           1.75(b)         31.56(n)
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.49          1.54           1.55           1.50             1.67(a)
Expenses after expense reductions (f)              1.49          1.54           1.55           1.50              N/A
Net investment loss                               (0.24)        (0.99)         (1.07)         (1.22)           (1.16)(a)
Portfolio turnover                                   91           122             67             94              120
Net assets at end of period (000 Omitted)        $3,454        $5,978        $12,904         $5,177           $2,039
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1                                               YEARS ENDED 8/31
                                                ----------------------------
                                                  2007       2006    2005(i)
Net asset value, beginning of period             $8.09      $8.44      $7.93
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment loss (d)                       $(0.08)    $(0.14)    $(0.06)
  Net realized and unrealized gain (loss)
  on investments                                  1.52      (0.21)      0.57(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.44     $(0.35)     $0.51
----------------------------------------------------------------------------
Net asset value, end of period                   $9.53      $8.09      $8.44
----------------------------------------------------------------------------
Total return (%) (r)(s)                          17.80      (4.15)      6.43(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            2.13       2.24       2.27(a)
Expenses after expense reductions (f)             2.08       2.14       2.27(a)
Net investment loss                              (0.94)     (1.57)     (1.77)(a)
Portfolio turnover                                  91        122         67
Net assets at end of period (000 Omitted)       $1,366       $430       $210
----------------------------------------------------------------------------

Financial Highlights - continued

CLASS R2                                               YEARS ENDED 8/31
                                                 ---------------------------
                                                   2007       2006   2005(i)

Net asset value, beginning of period              $8.12      $8.45     $7.93
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment loss (d)                        $(0.05)    $(0.10)   $(0.05)
  Net realized and unrealized gain (loss)
  on investments                                   1.53      (0.23)     0.57(g)
----------------------------------------------------------------------------
Total from investment operations                  $1.48     $(0.33)    $0.52
----------------------------------------------------------------------------
Net asset value, end of period                    $9.60      $8.12     $8.45
----------------------------------------------------------------------------
Total return (%) (r)(s)                           18.23      (3.91)     6.56(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)             1.82       1.93      1.98(a)
Expenses after expense reductions (f)              1.74       1.80      1.98(a)
Net investment loss                               (0.61)     (1.21)    (1.45)(a)
Portfolio turnover                                   91        122        67
Net assets at end of period (000 Omitted)          $709       $382      $212
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                        YEARS ENDED 8/31
                                                 ---------------------------------------------
                                                   2007         2006         2005      2004(i)
Net asset value, beginning of period              $8.46        $8.79        $7.54        $7.60
----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment loss (d)                        $(0.05)      $(0.10)      $(0.11)      $(0.09)
  Net realized and unrealized gain (loss)
  on investments                                   1.61        (0.23)        1.36         0.03
----------------------------------------------------------------------------------------------
Total from investment operations                  $1.56       $(0.33)       $1.25       $(0.06)
----------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.02        $8.46        $8.79        $7.54
----------------------------------------------------------------------------------------------
Total return (%) (r)(s)                           18.44        (3.75)       16.58        (0.79)(b)(n)
----------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.69         1.79         1.80         1.74(a)
Expenses after expense reductions (f)              1.63         1.69         1.80         1.74(a)
Net investment loss                               (0.47)       (1.10)       (1.33)       (1.47)(a)
Portfolio turnover                                   91          122           67           94
Net assets at end of period (000 Omitted)        $3,594       $2,185       $1,126         $314
----------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R4                                              YEARS ENDED 8/31
                                                ----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period             $8.57      $8.87      $8.31
-----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment loss (d)                       $(0.02)    $(0.07)    $(0.03)
  Net realized and unrealized gain (loss)
  on investments                                  1.62      (0.23)      0.59(g)
-----------------------------------------------------------------------------
Total from investment operations                 $1.60     $(0.30)     $0.56
-----------------------------------------------------------------------------
Net asset value, end of period                  $10.17      $8.57      $8.87
-----------------------------------------------------------------------------
Total return (%) (r)(s)                          18.67      (3.38)      6.74(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            1.39       1.43       1.45(a)
Expenses after expense reductions (f)             1.39       1.43       1.45(a)
Net investment loss                              (0.16)     (0.79)     (0.93)(a)
Portfolio turnover                                  91        122         67
Net assets at end of period (000 Omitted)       $1,929     $1,899        $53
----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5                                              YEARS ENDED 8/31
                                               -----------------------------
                                                  2007       2006    2005(i)

Net asset value, beginning of period             $8.60      $8.88      $8.31
----------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.02     $(0.05)    $(0.02)
  Net realized and unrealized gain (loss)
  on investments                                  1.62      (0.23)      0.59(g)
----------------------------------------------------------------------------
Total from investment operations                 $1.64     $(0.28)     $0.57
----------------------------------------------------------------------------
Net asset value, end of period                  $10.24      $8.60      $8.88
----------------------------------------------------------------------------
Total return (%) (r)(s)                          19.07      (3.15)      6.86(n)
----------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------
Expenses before expense reductions (f)            1.09       1.14       1.15(a)
Expenses after expense reductions (f)             1.09       1.14       1.15(a)
Net investment income (loss)                      0.16      (0.54)     (0.63)(a)
Portfolio turnover                                  91        122         67
Net assets at end of period (000 Omitted)      $30,102    $38,641        $53
----------------------------------------------------------------------------

Financial Highlights - continued

CLASS 529A                                                           YEARS ENDED 8/31
                                               ------------------------------------------------------------
                                                 2007         2006         2005         2004           2003
Net asset value, beginning of period            $8.49        $8.81        $7.54        $7.40          $5.83
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                      $(0.04)      $(0.10)      $(0.10)      $(0.11)        $(0.07)
  Net realized and unrealized gain (loss)
  on investments                                 1.60        (0.22)        1.37         0.25           1.64
-----------------------------------------------------------------------------------------------------------
Total from investment operations                $1.56       $(0.32)       $1.27        $0.14          $1.57
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $10.05        $8.49        $8.81        $7.54          $7.40
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      18.37        (3.63)       16.84         1.89(b)       26.93
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           1.59         1.64         1.64         1.60           1.73
Expenses after expense reductions (f)            1.59         1.64         1.64         1.60            N/A
Net investment loss                             (0.40)       (1.06)       (1.18)       (1.32)         (1.18)
Portfolio turnover                                 91          122           67           94            120
Net assets at end of period (000 Omitted)        $771         $667         $591         $345           $123
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                           YEARS ENDED 8/31
                                               ------------------------------------------------------------
                                                 2007         2006         2005         2004           2003
Net asset value, beginning of period            $8.03        $8.39        $7.23        $7.16          $5.68
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                      $(0.09)      $(0.15)      $(0.15)      $(0.15)        $(0.11)
  Net realized and unrealized gain (loss)
  on investments                                 1.51        (0.21)        1.31         0.22           1.59
-----------------------------------------------------------------------------------------------------------
Total from investment operations                $1.42       $(0.36)       $1.16        $0.07          $1.48
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.45        $8.03        $8.39        $7.23          $7.16
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      17.68        (4.29)       16.04         0.98(b)       26.06
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           2.23         2.29         2.29         2.25           2.36
Expenses after expense reductions (f)            2.23         2.28         2.29         2.25            N/A
Net investment loss                             (1.03)       (1.71)       (1.83)       (1.97)         (1.78)
Portfolio turnover                                 91          122           67           94            120
Net assets at end of period (000 Omitted)        $199         $185         $158         $129            $55
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                           YEARS ENDED 8/31
                                               ------------------------------------------------------------
                                                 2007         2006         2005         2004           2003
Net asset value, beginning of period            $7.85        $8.21        $7.07        $6.99          $5.55
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment loss (d)                      $(0.08)      $(0.14)      $(0.14)      $(0.15)        $(0.10)
  Net realized and unrealized gain (loss)
  on investments                                 1.47        (0.22)        1.28         0.23           1.54
-----------------------------------------------------------------------------------------------------------
Total from investment operations                $1.39       $(0.36)       $1.14        $0.08          $1.44
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.24        $7.85        $8.21        $7.07          $6.99
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      17.71        (4.38)       16.12         1.14(b)       25.95
-----------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           2.24         2.29         2.29         2.26           2.36
Expenses after expense reductions (f)            2.24         2.29         2.29         2.26            N/A
Net investment loss                             (0.94)       (1.71)       (1.82)       (1.97)         (1.78)
Portfolio turnover                                 91          122           67           94            120
Net assets at end of period (000 Omitted)        $257         $350         $329         $183            $86
-----------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount and ratio was less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2007, there were no securities on loan.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The fund declared no distributions for the years ended August 31, 2007 and August 31, 2006.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/07

          Cost of investments                              $1,175,073,587
          ---------------------------------------------------------------
          Gross appreciation                                 $183,068,726
          Gross depreciation                                  (44,504,013)
          ---------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $138,564,713
          Capital loss carryforwards                       (1,101,076,192)
          Other temporary differences                            (183,652)

As of August 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              8/31/11                        $(1,101,076,192)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended August 31, 2007, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31,603 and $322 for the year ended August 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                    TOTAL         ANNUAL       DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE        AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)                FEE
Class A                             0.10%         0.25%             0.35%          0.25%         $1,107,996
Class B                             0.75%         0.25%             1.00%          1.00%          2,502,043
Class C                             0.75%         0.25%             1.00%          1.00%            739,780
Class R                             0.25%         0.25%             0.50%          0.50%             24,628
Class R1                            0.50%         0.25%             0.75%          0.75%              5,395
Class R2                            0.25%         0.25%             0.50%          0.50%              2,316
Class R3                            0.25%         0.25%             0.50%          0.50%             12,714
Class R4                               --         0.25%             0.25%          0.25%              5,093
Class 529A                          0.25%         0.25%             0.50%          0.35%              2,520
Class 529B                          0.75%         0.25%             1.00%          1.00%              2,044
Class 529C                          0.75%         0.25%             1.00%          1.00%              2,875
-----------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                              $4,407,404

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended
    August 31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund.
    Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2007, were as follows:

                                                 AMOUNT

          Class A                               $16,290
          Class B                              $418,439
          Class C                                $7,406
          Class 529B                                $--
          Class 529C                                $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended August 31, 2007, were as follows:

                                                 AMOUNT

          Class 529A                             $1,800
          Class 529B                                511
          Class 529C                                719
          ---------------------------------------------
          Total Program Manager Fees             $3,030

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2007, the fee was $864,840, which equated to 0.0625% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended August 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $950,808. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended August 31, 2007, these costs for the fund amounted to $210,219 and are reflected in the shareholder servicing costs on the Statement of Operations.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended August 31, 2007 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended August 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                         BEGINNING OF                        ANNUAL
                       PERIOD THROUGH      EFFECTIVE      EFFECTIVE       TOTAL
                              3/31/07        4/01/07       RATE (g)      AMOUNT

Class R1                        0.45%          0.35%          0.35%      $2,874
Class R2                        0.40%          0.25%          0.25%       1,511
Class R3                        0.25%          0.15%          0.15%       5,177
Class R4                        0.15%          0.15%          0.15%       3,055
Class R5                        0.10%          0.10%          0.10%      35,610
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                  $48,227

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended August 31, 2007, the waiver amounted to $2,073 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,115. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $13,265. Both amounts are included in independent trustees' compensation for the year ended August 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $105,278 at August 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2007, the fee paid to Tarantino LLC was $8,827. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,872, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,250,117,136 and $1,581,470,523, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                       YEAR ENDED                        YEAR ENDED
                                         8/31/07                           8/31/06
                                SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                      8,526,809       $82,960,908      15,088,929      $138,168,791
  Class B                      1,266,449        11,530,843       2,453,745        21,453,852
  Class C                        545,518         4,863,749         884,134         7,518,002
  Class I                      4,705,472        45,111,567      13,143,555       121,415,368
  Class R                         97,995           938,433         185,895         1,686,929
  Class R1                       188,757         1,736,993          53,385           457,017
  Class R2                        80,146           748,603          47,689           403,252
  Class R3                       487,021         4,762,974         220,731         1,939,319
  Class R4                       369,159         3,573,690         266,034         2,548,219
  Class R5                       659,238         6,487,305       5,245,943        45,341,084
  Class 529A                      10,633           104,192          20,626           185,820
  Class 529B                       3,112            27,897           4,539            38,888
  Class 529C                       4,466            40,463           8,503            73,287
--------------------------------------------------------------------------------------------
                              16,944,775      $162,887,617      37,623,708      $341,229,828

Shares reacquired
  Class A                    (30,685,186)    $(293,023,094)    (59,944,257)    $(549,759,400)
  Class B                    (12,436,868)     (112,998,024)    (14,461,937)     (125,061,771)
  Class C                     (3,622,877)      (31,880,112)     (4,752,877)      (40,330,365)
  Class I                     (2,439,108)      (24,575,684)     (1,834,256)      (16,811,569)
  Class R                       (458,126)       (4,355,071)       (945,490)       (8,534,962)
  Class R1                       (98,544)         (909,211)        (25,160)         (220,287)
  Class R2                       (53,316)         (488,055)        (25,756)         (212,893)
  Class R3                      (386,468)       (3,798,866)        (90,702)         (830,890)
  Class R4                      (401,024)       (3,901,113)        (50,448)         (473,965)
  Class R5                    (2,212,030)      (21,533,039)       (758,209)       (6,954,615)
  Class 529A                     (12,548)         (116,226)         (9,124)          (80,205)
  Class 529B                      (5,170)          (47,554)           (341)           (2,921)
  Class 529C                     (21,246)         (184,900)         (3,987)          (33,921)
--------------------------------------------------------------------------------------------
                             (52,832,511)    $(497,810,949)    (82,902,544)    $(749,307,764)

Net change
  Class A                    (22,158,377)    $(210,062,186)    (44,855,328)    $(411,590,609)
  Class B                    (11,170,419)     (101,467,181)    (12,008,192)     (103,607,919)
  Class C                     (3,077,359)      (27,016,363)     (3,868,743)      (32,812,363)
  Class I                      2,266,364        20,535,883      11,309,299       104,603,799
  Class R                       (360,131)       (3,416,638)       (759,595)       (6,848,033)
  Class R1                        90,213           827,782          28,225           236,730
  Class R2                        26,830           260,548          21,933           190,359
  Class R3                       100,553           964,108         130,029         1,108,429
  Class R4                       (31,865)         (327,423)        215,586         2,074,254
  Class R5                    (1,552,792)      (15,045,734)      4,487,734        38,386,469
  Class 529A                      (1,915)          (12,034)         11,502           105,615
  Class 529B                      (2,058)          (19,657)          4,198            35,967
  Class 529C                     (16,780)         (144,437)          4,516            39,366
--------------------------------------------------------------------------------------------
                             (35,887,736)    $(334,923,332)    (45,278,836)    $(408,077,936)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 21%, 15% and 9%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2007, the fund's commitment fee and interest expense were $6,991 and $5,224, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Fund (one of the portfolios comprising MFS Series Trust IV) (the "Trust") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 16, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by share- holders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     As of September 1, 2007 the custodian changed to
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081

PORTFOLIO MANAGER                               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Matthew Krummell                                Deloitte & Touche LLP
                                                200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for each of the one and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the replacement of both portfolio managers in June 2006, and significant changes to the Fund's investment process in June 2006. In addition, the Trustees requested that they continue to receive a separate update on the Fund's performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on average daily net assets over $3 billion, which may not be changed without the Trustees' approval. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended August 31, 2007 and 2006, audit fees billed to the Funds by Deloitte were as follows:

                                                              Audit Fees
           FEES BILLED BY DELOITTE:                       2007           2006
                                                          ----           ----
                MFS Government Money Market             22,755         19,880
                Fund
                MFS Mid Cap Growth Fund                 39,378         35,360
                MFS Money Market Fund                   22,755         19,880
                MFS Municipal Bond Fund+                     0         38,597
                                                        ------        -------
                TOTAL                                   84,888        113,717

For the fiscal years ended August 31, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----
       To MFS Government                      0               0         3,741         6,250              0           507
       Money Market Fund
       To MFS Mid Cap Growth                  0               0         6,111         8,500              0           706
       Fund
       To MFS Money Market               1,500                0         3,741         6,250              0           591
       Fund
       To MFS Municipal Bond                  0               0             0         7,900              0           632
                                        -------       ---------        ------        ------        -------       -------
       Fund+
  TOTAL FEES BILLED BY DELOITTE           1,500               0        13,593        28,900              0         2,436
       TO ABOVE FUNDS

       To MFS and MFS Related           905,470       1,035,850             0             0        543,753       454,481
       Entities of MFS
       Government Money
       Market Fund*
       To MFS and MFS Related           905,470       1,035,850             0             0        543,753       454,481
       Entities of MFS Mid Cap
       Growth Fund*
       To MFS and MFS Related           905,470       1,035,850             0             0        543,753       454,481
       Entities of MFS Money
       Market Fund*
       To MFS and MFS Related           905,470       1,035,850             0             0        543,753       454,481
       Entities of MFS Municipal
       Bond Fund+*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                            2007                         2006
                                            ----                         ----
       To MFS Government Money           1,600,542                    1,614,978
       Market Fund, MFS and MFS
       Related Entities#
       To MFS Mid Cap Growth             1,602,912                    1,617,427
       Fund, MFS and
       MFS Related Entities#
       To MFS Money Market               1,600,542                    1,615,062
       Fund, MFS and MFS
       Related Entities#
       To MFS Municipal Bond             1,596,801                    1,616,753
       Fund, MFS and MFS
       Related Entities+#

  + The MFS Municipal Bond Fund was reorganized into the MFS Municipal Income Fund as of June 22, 2007. See note above.
  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.